SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Net Loss of Significant Expense

The following table presents segment revenue and significant expenses regularly reviewed by the CODM for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
(in thousands)	2026	2025
Royalty revenues	$86	$202
Operating expenses
Research and development:
Repibresib (VYN201)	150	2,577
VYN202	194	2,521
Other segment items*	473	1,026
General and administrative	3,085	3,275
Total operating expenses	3,902	9,399
Operating loss	(3,816)	(9,197)
Other income, net	231	594
Loss from continuing operations before income taxes	(3,585)	(8,603)
Income tax expense	—	—
Loss from continuing operations	(3,585)	(8,603)
Income (loss) from discontinued operations, net of income taxes	—	(8)
Net loss	$(3,585)	$(8,611)
*

Other segment items relate to research and development expenses that cannot be directly allocated to one specific product candidate, such as employee-related expenses, consulting, quality control, regulatory, and general IP legal expenses.

The following table presents segment revenue and significant expenses regularly reviewed by the CODM for the years ended December 31, 2025 and 2024 (in thousands):

	Year ended December 31,
	2025	2024
Royalty revenues	$570	$501
Operating expenses
Research and development:
Repibresib (VYN201)	8,487	16,271
VYN202	7,756	11,262
Other segment items*	2,994	3,413
General and administrative	11,082	13,192
Total operating expenses	30,319	44,138
Operating loss	(29,749)	(43,637)
Other income, net	3,017	3,834
Loss from continuing operations before income taxes	(26,732)	(39,803)
Income tax expense	4	4
Loss from continuing operations	(26,736)	(39,807)
Income (loss) from discontinued operations, net of income taxes	253	(27)
Net loss	$(26,483)	$(39,834)
*

Other segment items relate to research and development expenses that cannot be directly allocated to one specific product candidate, such as employee-related expenses, consulting, quality control, regulatory, and general IP legal expenses.